Condensed Statements of Combined Consolidated Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows From (Used In) Operating Activities
Net earnings	$ 172	$ 135
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization expenses	89	88
Other non-cash operating activities	20	9
Changes in current assets and current liabilities	(33)	(27)
Changes in noncurrent assets and noncurrent liabilities	1	6
Net cash from operating activities	249	211
Cash Flows From (Used In) Investing Activities
Capital expenditures	(93)	(163)
Acquisitions	30	0
Other investing	(4)	(6)
Net cash used in investing activities	(127)	(169)
Cash Flows From (Used In) Financing Activities
Borrowings under revolving credit agreement	600	262
Repayments under revolving credit agreement	(666)	(223)
Proceeds from Debt Offering	701	0
Repayment of term loan facility	(250)	0
Proceeds from issuance of units, net of issuance costs	334	45
Quarterly distributions to unitholders	(149)	(110)
Quarterly distributions to general partner	(57)	(30)
Distributions to noncontrolling interest	0	(18)
Financing Costs	(17)	0
Sponsor Contributions of equity to the Predecessor	33	14
Capital contributions by affiliate	15	12
Net cash used in financing activities	544	(48)
Increase (Decrease) in Cash and Cash Equivalents	666	(6)
Cash and Cash Equivalents, Beginning of Period	16	19
Cash and Cash Equivalents, End of Period	$ 682	$ 13